Organization and Nature of Operations (Details) $ in Thousands, ¥ in Millions						12 Months Ended
	Jun. 03, 2024 USD ($)	Jun. 03, 2024 CNY (¥)	Sep. 27, 2023 USD ($)	Sep. 27, 2023 CNY (¥)	Jan. 07, 2021	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Jun. 12, 2024	Apr. 20, 2023
Organization and Nature of Operations [Line Items]
Effective service agreement					20 years	20 years	20 years
Percentage of technical service fees						50.00%	50.00%
Voting rights proxy agreement					20 years
Pingtan SF [Member]
Organization and Nature of Operations [Line Items]
Consideration received	$ 6,800	¥ 49.0	$ 7,200	¥ 51.0
Tianyu [Member]
Organization and Nature of Operations [Line Items]
Consideration received								$ 2,800	¥ 20.0
Third party [Member]
Organization and Nature of Operations [Line Items]
Consideration received						$ 6,100	¥ 44.0
Fujian Fengche Logistics Co., Ltd [Member]
Organization and Nature of Operations [Line Items]
Interest transfered											100.00%
Tianyu [Member]
Organization and Nature of Operations [Line Items]
Interest transfered												55.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Interest transfered												45.00%
Pingtan SF [Member]
Organization and Nature of Operations [Line Items]
Interest transfered								51.00%	51.00%
Pingtan SF’s subsidiary [Member]
Organization and Nature of Operations [Line Items]
Interest transfered	49.00%	49.00%
Shengfeng Supply Chain Management Co., Ltd. [Member]
Organization and Nature of Operations [Line Items]
Equity interest percentage	49.00%	49.00%	51.00%	51.00%
Shengfeng Supply Chain Management Co., Ltd. [Member] | Pingtan SF [Member]
Organization and Nature of Operations [Line Items]
Equity interest percentage			49.00%	49.00%
Shengfeng VIE [Member]
Organization and Nature of Operations [Line Items]
Paid-in capital						$ 27,170				¥ 189.6